Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Schedule of Interests in Other Entities

	Group
	2019 £m	2018 £m
Joint ventures	117	88

	117	88

Schedule of Subsidiaries With Significant Non-Controlling Interests

	2019 £m	2018 £m
Profit attributable to non-controlling interests	19	22

Accumulated non-controlling interests of the subsidiary	160	151

Dividends paid to non-controlling interests	12	22

Summarised financial information:
- Total assets	3,228	3,289
- Total liabilities	2,905	2,987
- Profit for the year	40	43
- Total comprehensive income for the year	40	43

Santander UK Group Holdings plc [member]
Statement [Line Items]
Summary of Interest in Other Entities

	2019 £m	2018 £m
Interests in ordinary shares of subsidiaries	11,645	11,645
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	495	495
£750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
£300m Fixed Rate Reset Perpetual AT1 Capital Securities	0	300
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	210	210
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	500	—

	13,600	13,400

Summary of companys interests in subsidiaries
The movement in the Company’s interests in subsidiaries was as follows:

	Cost £m	Impairment £m	Net book value £m

At 1 January 2019 and 31 December 2019	11,645	0	11,645

At 1 January 201 8	11,268	—	11,268
Addition s	377	—	377

At 31 December 2018	11,645	—	11,645